Disclosure - Stock-based Compensation Plans and Awards (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of warrants/options Outstanding, Beginning	10,648,389	1,227,656
Number of options Outstanding, Granted	869,911	10,648,389
Number of options Outstanding, Cancelled/Forfeited		(1,041,565)
Number of warrants/options Outstanding, Ending	5,051,296	10,648,389	1,227,656
Number of options Outstanding, Exercisable	(6,467,004)	(186,091)
Weighted-Average Exercise Price, Granted		$ 1.91
Stock Options [Member]
Number of warrants/options Outstanding, Beginning	3,663,095
Number of options Outstanding, Granted	610,000
Number of options Outstanding, Cancelled/Forfeited	(430,909)
Number of options Outstanding, Exercised	(50,465)
Number of warrants/options Outstanding, Ending	3,791,721	3,663,095
Number of options Outstanding, Exercisable	1,921,890
Weighted-Average Exercise Price, Beginning	$ 0.69
Weighted-Average Exercise Price, Granted	0.63
Weighted-Average Exercise Price, Cancelled/Forfeited	0.89
Weighted-Average Exercise Price, Exercised	0.04
Weighted-Average Exercise Price, Ending	0.67	$ 0.69
Weighted-Average Exercise Price, Exercisable	$ 0.53
Weighted-Average Remaining Contractual Term, Beginning	7 years 8 months 12 days
Weighted-Average Remaining Contractual Term, Ending	6 years 8 months 12 days
Stock Options [Member]
Number of warrants/options Outstanding, Beginning	3,663,095	1,339,728	1,251,633
Number of options Outstanding, Granted		2,657,921	126,948
Number of options Outstanding, Cancelled/Forfeited		(325,000)	(28,662)
Number of options Outstanding, Exercised		(9,554)
Number of options Outstanding, Repurchased			(10,191)
Number of warrants/options Outstanding, Ending		3,663,095	1,339,728	1,251,633
Number of options Outstanding, Exercisable		1,165,783	886,545
Weighted-Average Exercise Price, Beginning	$ 0.69	$ 0.22	$ 0.17
Weighted-Average Exercise Price, Granted		1.00	0.71
Weighted-Average Exercise Price, Cancelled/Forfeited		1.00	0.04
Weighted-Average Exercise Price, Exercised		0.04
Weighted-Average Exercise Price, Repurchased			0.35
Weighted-Average Exercise Price, Ending		0.69	0.22	$ 0.17
Weighted-Average Exercise Price, Exercisable		$ 0.28	$ 0.22
Weighted-Average Remaining Contractual Term, Beginning		7 years 8 months 12 days	6 years	6 years 3 months 18 days